DEBT - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Nov. 22, 2019	Jan. 31, 2022	Apr. 30, 2020	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Jun. 09, 2021	Mar. 31, 2021	Dec. 01, 2020	Jun. 30, 2020
Debt
Common share purchase warrants per unit								1		1
Proceeds from convertible debenture						$ 2,485
Number common shares to purchase of warrants								275,000
Warrant exercise price (in dollars per share)			$ 5.00	$ 5.00				$ 7.55		$ 3.90	$ 5.65
Term of warrants								48 months		5 years
Face amount			$ 1,700	$ 1,700
First tranche | Finder
Debt
Term of debt	3 years
Fourth tranche
Debt
Term of debt				4 years
April Cd Unit
Debt
Maximum gross proceeds			500	$ 500
Option to increase the offering			500	$ 500
Proceeds used for working capital			830
Retirement of part of obligation			$ 800
Common share purchase warrants per unit			200	200
Term of warrants			3 years	3 years
Conversion price (in dollars per share)			$ 3.35	$ 3.35
Term of debt			4 years
Interest rate			9.00%	9.00%
Warrants to purchase			$ 23	$ 23
Price Per Unit			$ 1
Number of warrants issued			6,895
April Cd Unit | Finder
Debt
Proceeds used for working capital			$ 830
Conversion feature			279
Warrants to purchase			187	187
Fair value of the debt			$ 364	$ 364
Paycheck Protection Program loan
Debt
Interest rate									1.00%
Face amount									$ 1,700
Debt forgiveness		$ 1,700			$ 1,700
Fair value of the debt							$ 1,687
Paycheck Protection Program loan | Subsequent Events
Debt
Debt forgiveness		$ 1,700